Subsequent Events (Details) - Xenith - Subsequent Event	Feb. 10, 2016 USD ($) board_member shares
Subsequent Event [Line Items]
Number of shares issued to shareholders per share of Xenith stock | shares	4.4
Value of transaction | $	$ 107,200,000
Percentage of stock ownership by the Company's shareholders	74.00%
Percentage of stock ownership by the Xenith's shareholders	26.00%
Number of board members	13
Number of board members designated by the Company	8
Number of board members designated by Xenith	5
Minimum required number of directors from acquired company designated on each committee	1
Ownership change threshold period	3 years
Termination fee payable | $	$ 4,000,000